Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 22, 2023	Apr. 19, 2023	Sep. 22, 2023	Apr. 19, 2023	Apr. 27, 2022	Apr. 22, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 07, 2024	Aug. 21, 2023	Jul. 21, 2023	Jun. 20, 2023	May 19, 2023	May 17, 2023	Apr. 21, 2023	Jan. 20, 2023	Aug. 16, 2022
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)											$ 0.1
Transaction costs											$ 6,764,402
Underwriting fees											2,300,000
Deferred underwriting fees									$ 4,025,000		4,025,000
Other offering costs											439,402
Gross proceed					$ 115,000,000							$ 3,435,000
Fair market value									80.00%		80.00%
Business combination, percentage of voting securities											50.00%
Deposit		$ 120,000		$ 120,000			$ 1,000,000		$ 1,000,000		$ 1,000,000			$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 1,150,000
Aggregate value									2,000,000		2,000,000
Stockholders vote (in Shares)	3,358,759	7,414,905	3,358,759	7,414,905
Redemption value	$ 35,797,997		$ 35,797,997	$ 76,322,364
Termination fee											3,000,000
Other income							310,899		310,899		635,100
Cash							68,525		68,525		652,395
Working capital deficit							3,894,187		3,894,187		3,879,945
Excise tax payable							1,121,204		1,121,204		$ 1,121,204
Underwriting fees									2,300,000
Offering costs							439,402		439,402
Aggregate shares (in Shares)	3,358,759	7,414,905
Redemption value	$ 10.66			$ 76,322,364
Common stock, price per share (in Dollars per share)		$ 10.29		$ 10.29									$ 10
Termination fee									3,000,000
Excise tax																					1.00%
Fair market value percentage																					1.00%
Business combination [Member]
Description of Organization and Business Operations [Line Items]
Transaction costs							$ 6,764,402		$ 6,764,402
Outstanding voting securities percentage							50.00%		50.00%
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)						10,000,000
Price per unit (in Dollars per share)						$ 10
Gross proceeds						$ 100,000,000
IPO [Member] | Business combination [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)							$ 10		$ 10
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)					30,000	313,500
Price per unit (in Dollars per share)					$ 10	$ 10
Gross proceeds						$ 3,135,000
Private Placement [Member] | Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)					30,000
Price per unit (in Dollars per share)					$ 10		10		$ 10		$ 10
Gross proceeds					$ 300,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)					1,500,000	1,500,000			1,500,000
Price per unit (in Dollars per share)							0.1		$ 0.1
Gross proceeds					$ 15,000,000
Deposit											$ 1,150,000
Aggregate value									$ 2,300,000		$ 2,300,000
Over-Allotment Option [Member] | Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)					1,500,000	1,500,000
Price per unit (in Dollars per share)					$ 10
Gross proceeds					$ 15,000,000
Public Units [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)					$ 10		10		$ 10
Public Units [Member] | Third party [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)							$ 10		$ 10
Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Deposit							$ 1,150,000		$ 1,150,000